RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	May 11, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Warrant value		$ 330,277		$ 220,457
Chief Financial Officers [Member]
Statement [Line Items]
Amounts paid contract for services			$ 40,000	580,000	$ 535,000
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid contract for services			496,450	435,289	324,767
Independent Directors [Member]
Statement [Line Items]
Total honorariums			0	$ 0	$ 26,000
James G. Robinson [Member]
Statement [Line Items]
Amounts paid contract for services	$ 324,777
Warrant value			$ 1,900,000
Exercise price or warrants	$ 1.65		$ 2.00
Restricted shares of common shares	235,346
Common stock shares issued	1,151,515		1,151,515